Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Fiscal Year
2026 - 3 months remaining	$ 31
Total operating lease payments	31	$ 169
Less: imputed interest	3	28
Total operating lease liability	$ 34	141	$ 283
2026		$ 169